Derivatives and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative and Other Liabilities [Abstract]
Schedule Of Derivative And Other Long Term Liabilities At Fair Value [Table Text Block]
Derivative and other liabilities consist of the following at March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
Derivative liability, long-term portion	12,435,777	$3,248,595
Deferred rent	193,876	185,405
Deferred tax liability	73,234	68,589
Interest payable	48,527	44,194
Conditional grant payable	30,000	30,000
Accrued term loan fee	—	38,738
	$12,781,414	$3,615,521

Derivative and other liabilities consisted of the following:

	December 31, 2013	December 31, 2012
Derivative liability, long-term portion	3,248,595	$780,960
Deferred rent	185,405	58,005
Deferred tax liability	68,589	50,000
Interest payable	44,194	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	38,738	—
	$3,615,521	$952,344